Subsequent Events	12 Months Ended
Apr. 28, 2018
Subsequent Events
25.	Subsequent Events

Dividends to Stockholders

On June 13, 2018, the Company announced its Board of Directors declared a quarterly cash dividend of $0.15 per share, payable on July 27, 2018 to stockholders of record at the close of business on July 6, 2018.